Account receivables, net - Summary of accounts receivable net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables, Net, Current [Abstract]
Open accounts	$ 899	$ 110
Unbilled revenues	215	4
Gross account receivables	1,114	114
Less - allowance for doubtful accounts	(37)	(6)
Total account receivables	$ 1,077	$ 108